Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Capital Deficiency) (Unaudited) - USD ($) $ in Thousands		Total	Preferred shares	Ordinary Shares	Additional paid-in-capital	Accumulated deficit
Balance at Dec. 31, 2016		$ 9,702		$ 3	$ 18,560	$ (8,861)
Balance, shares at Dec. 31, 2016	[1]			2,576,415
Net loss and comprehensive loss		(6,113)				(6,113)
Balance at Jun. 30, 2017		3,589		$ 3	18,560	(14,974)
Balance, shares at Jun. 30, 2017	[1]			2,576,415
Balance at Dec. 31, 2017		591		$ 3	18,560	(17,972)
Balance, shares at Dec. 31, 2017	[1]			2,576,415
Net loss and comprehensive loss		(5,695)				(5,695)
Balance at Jun. 30, 2018		$ (5,104)		$ 3	$ 18,560	$ (23,667)
Balance, shares at Jun. 30, 2018	[1]			2,576,415

[1]	On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018, which was applied retrospectively for the calculation of the basic and diluted earnings (loss) per ordinary share.